Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Sales revenue	¥ 15,361,146	¥ 13,999,200	¥ 14,601,151
Segment profit (loss)	833,558	840,711	503,376
Share of profit of investments accounted for using the equity method	247,643	164,793	126,001
Segment assets	19,349,164	18,958,123	18,229,294
Investments accounted for using the equity method	679,517	597,262	593,002
Depreciation and amortization	1,454,116	1,335,428	1,277,542
Capital expenditures	2,394,634	2,572,749	2,860,648
Impairment losses on non-financial assets	15,605	8,968	11,345
Provision for credit and lease residual losses on receivables from financial services	36,699	31,448	26,899
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	15,361,146	13,999,200	14,601,151
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	15,592,352	14,213,805	14,775,058
Segment profit (loss)	833,558	840,711	503,376
Share of profit of investments accounted for using the equity method	247,643	164,793	126,001
Segment assets	19,137,217	18,798,372	18,310,950
Investments accounted for using the equity method	679,517	597,262	593,002
Depreciation and amortization	1,454,116	1,335,428	1,277,542
Capital expenditures	2,394,634	2,572,749	2,860,648
Impairment losses on non-financial assets	15,605	8,968	11,345
Provision for credit and lease residual losses on receivables from financial services	36,699	31,448	26,899
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	15,361,146	13,999,200	14,601,151
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	231,206	214,605	173,907
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	2,038,712	1,716,165	1,805,429
Segment profit (loss)	267,015	170,740	181,773
Share of profit of investments accounted for using the equity method	31,270	31,835	26,077
Segment assets	1,533,367	1,505,637	1,412,404
Investments accounted for using the equity method	89,498	93,410	97,195
Depreciation and amortization	74,128	79,398	76,267
Capital expenditures	63,927	66,241	73,541
Impairment losses on non-financial assets	42	185	99
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,038,712	1,716,165	1,805,429
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	11,045,209	10,256,666	10,767,685
Segment profit (loss)	373,840	501,181	153,366
Share of profit of investments accounted for using the equity method	215,843	132,411	99,362
Segment assets	7,879,769	7,543,388	7,493,086
Investments accounted for using the equity method	584,922	499,067	491,122
Depreciation and amortization	616,321	576,546	564,631
Capital expenditures	514,910	607,629	796,209
Impairment losses on non-financial assets	3,648	626	4,684
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	10,852,171	10,086,816	10,625,405
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	193,038	169,850	142,280
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	2,137,265	1,891,282	1,849,700
Segment profit (loss)	196,067	178,449	199,358
Segment assets	9,409,243	9,437,044	9,071,874
Depreciation and amortization	748,503	664,940	622,874
Capital expenditures	1,801,554	1,886,607	1,972,647
Impairment losses on non-financial assets	11,911	7,987	6,470
Provision for credit and lease residual losses on receivables from financial services	36,699	31,448	26,899
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,123,194	1,878,094	1,835,605
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	14,071	13,188	14,095
Operating segments [member] | Power product and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	371,166	349,692	352,244
Segment profit (loss)	(3,364)	(9,659)	(31,121)
Share of profit of investments accounted for using the equity method	530	547	562
Segment assets	314,838	312,303	333,586
Investments accounted for using the equity method	5,097	4,785	4,685
Depreciation and amortization	15,164	14,544	13,770
Capital expenditures	14,243	12,272	18,251
Impairment losses on non-financial assets	4	170	92
Operating segments [member] | Power product and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	347,069	318,125	334,712
Operating segments [member] | Power product and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	24,097	31,567	17,532
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(231,206)	(214,605)	(173,907)
Segment assets	211,947	159,751	(81,656)
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (231,206)	¥ (214,605)	¥ (173,907)